Securities Act Registration No. 333-164528

Investment Company Act Registration No. 811-22384

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐

Pre-Effective Amendment No.__

☐

Post-Effective Amendment No. 17

☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☐

Amendment No. 18

☒

(Check appropriate box or boxes.)

Nile Capital Investment Trust

116 Village Blvd, Suite 306

Princeton NJ 08540

 (646) 367-2820

Agent for Service

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH 43215

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☒ Immediately upon filing pursuant to paragraph (b)

o On July 29, 2016 pursuant to paragraph (b)

o 60 days after filing pursuant to paragraph (a) (1)

oOn (date) pursuant to paragraph (a) (1)

o 75 days after filing pursuant to paragraph (a) (2)

o On (date) pursuant to paragraph (a) (2) of Rule 485.

If appropriate, check the following box:

o This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized in the City of Columbus, State of Ohio on the of August 16, 2016.

Nile Capital Investment Trust

By:   /s/ JoAnn M. Strasser

JoAnn M. Strasser

Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the 16th day of August 2016.

Signature

Title

/s/ Larry Seruma

Trustee

Larry Seruma*

President (Principal Executive Officer)

/s/ Robert G. Roach

Robert G. Roach, Jr.*

Trustee

/s/ Peter A. Feinstein

Peter A. Feinstein*

Trustee

/s/ David Friedensohn

David Friedensohn*

Trustee

/s/ Yenan Chen

Yenan Chen*

Treasurer

(Principal Financial Officer/ Principal

Accounting Officer)

*By: /s/ JoAnn M. Strasser

         JoAnn M. Strasser

         Attorney-in-Fact

*Attorney-in-Fact – Pursuant to Powers of Attorney

Exhibit Index

Index No.

Description of Exhibit

EX-101.INS

XBRL Instance Document

EX-101.SCH

XBRL Taxonomy Extension Schema Document

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE

XBRL Taxonomy Extension Presentation Linkbase